Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 15.0%
Entertainment 2.5%
Activision Blizzard, Inc.	246,910	22,468,810
Spotify Technology SA*	31,753	10,002,195
		32,471,005
Interactive Media & Services 12.5%
Alphabet, Inc. "A"*	52,123	95,464,326
Facebook, Inc. “A”*	199,289	51,482,328
Match Group, Inc.*	98,155	13,727,958
		160,674,612
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. “A”* (a)	7,587	1,393,201
DraftKings, Inc. “A”*	168,916	9,140,045
		10,533,246
Internet & Direct Marketing Retail 8.7%
Alibaba Group Holding Ltd. (ADR)*	21,300	5,406,579
Amazon.com, Inc.*	32,922	105,554,516
		110,961,095
Financials 0.4%
Banks
Silvergate Capital Corp. “A”*	57,852	5,383,707
Health Care 2.9%
Biotechnology 0.2%
BioMarin Pharmaceutical, Inc.*	27,100	2,243,338
ViaCyte, Inc.* (b)	1,869	0
		2,243,338
Health Care Technology 0.5%
Schrodinger, Inc.*	64,958	5,867,656
Life Sciences Tools & Services 1.9%
Illumina, Inc.*	20,163	8,598,310
Thermo Fisher Scientific, Inc.	31,000	15,800,700
		24,399,010
Pharmaceuticals 0.3%
Eli Lilly & Co.	19,655	4,087,650
Industrials 2.6%
Aerospace & Defense 0.4%
BWX Technologies, Inc.	106,030	5,717,138

Industrial Conglomerates 0.3%
Honeywell International, Inc.	17,320	3,383,808
Professional Services 0.9%
Verisk Analytics, Inc.	59,900	10,991,650
Road & Rail 1.0%
Uber Technologies, Inc.*	262,328	13,360,365
Information Technology 68.5%
Communications Equipment 3.1%
Ciena Corp.*	238,581	12,737,840
F5 Networks, Inc.*	45,030	8,823,628
Lumentum Holdings, Inc.*	92,131	8,641,888
Motorola Solutions, Inc.	60,380	10,116,669
		40,320,025
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. “A”	78,271	9,774,482
Dolby Laboratories, Inc. “A”	100,592	8,855,114
		18,629,596
IT Services 16.2%
EPAM Systems, Inc.*	32,835	11,309,359
Fidelity National Information Services, Inc.	125,013	15,434,105
FleetCor Technologies, Inc.*	44,102	10,705,760
Globant SA*	35,316	6,780,672
MasterCard, Inc. “A”	127,460	40,314,323
MongoDB, Inc.*	24,744	9,145,630
PayPal Holdings, Inc.*	223,206	52,299,398
Snowflake, Inc. “A”* (a)	10,824	2,948,999
Twilio, Inc. “A”* (a)	45,864	16,484,898
Visa, Inc. “A” (a)	221,815	42,865,749
		208,288,893
Semiconductors & Semiconductor Equipment 18.0%
Advanced Micro Devices, Inc.*	263,060	22,528,459
Analog Devices, Inc.	126,589	18,650,358
Applied Materials, Inc.	228,602	22,101,241
ASML Holding NV	40,405	21,582,735
Broadcom, Inc.	18,142	8,172,971
Intel Corp.	526,614	29,232,343
MKS Instruments, Inc.	115,100	18,193,857
NVIDIA Corp.	92,656	48,143,131
Qorvo, Inc.*	98,331	16,802,801
QUALCOMM., Inc.	67,704	10,580,781
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	124,537	15,133,736
		231,122,413
Software 22.6%
Adobe, Inc.*	30,662	14,066,806
Cornerstone OnDemand, Inc.*	110,392	4,515,033
DocuSign, Inc.*	52,940	12,329,197
Dynatrace, Inc.*	179,422	7,447,807
Intuit, Inc.	45,857	16,564,924
Microsoft Corp.	425,099	98,605,964
Nuance Communications, Inc.*	476,252	21,688,516
Proofpoint, Inc.*	119,671	15,447,133
RingCentral, Inc. “A”*	42,676	15,914,734

salesforce.com, Inc.*	146,897	33,134,087
ServiceNow, Inc.*	45,000	24,442,200
Synopsys, Inc.*	78,819	20,134,314
VMware, Inc. “A”* (a)	39,157	5,397,792
		289,688,507
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	699,341	92,285,038
Total Common Stocks (Cost $507,652,875)		1,270,408,752

Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	25,920
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	25,088
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	539,700
Total Other Investments (Cost $7,553,570)		590,708

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A (b) (Cost $0)	3,509	0

Securities Lending Collateral 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d) (e) (Cost $64,325,482)	64,325,482	64,325,482

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $6,482,179)	6,482,179	6,482,179

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $586,014,106)	104.5	1,341,807,121
Other Assets and Liabilities, Net	(4.5)	(57,454,454)
Net Assets	100.0	1,284,352,667
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d) (e)
28,407,647	35,917,835 (f)	—	—	—	13,268	—	64,325,482	64,325,482
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.05% (d)
20,184,406	36,749,558	50,451,785	—	—	2,113	—	6,482,179	6,482,179
48,592,053	72,667,393	50,451,785	—	—	15,381	—	70,807,661	70,807,661

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $61,770,046, which is 4.8% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	25,920	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	25,088	0.0
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	539,700	0.1
Total Restricted Securities		7,553,570	590,708	0.1
**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2021.
ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$193,145,617	$—	$—	$193,145,617
Consumer Discretionary	121,494,341	—	—	121,494,341
Financials	5,383,707	—	—	5,383,707
Health Care	36,597,654	—	0	36,597,654
Industrials	33,452,961	—	—	33,452,961
Information Technology	880,334,472	—	—	880,334,472
Other Investments (b)	—	—	—	590,708
Preferred Stocks	—	—	0	0
Short-Term Investments (a)	70,807,661	—	—	70,807,661
Total	$1,341,216,413	$—	$0	$1,341,807,121
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH1
R-080548-1 (1/23)